Note 15 - Business Segment Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
15.
Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC
280
Segment Reporting
, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third
parties. The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon’s golf and related operations segment consists of
four
golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging and resort related amenities including dining, banquet and conference facilities, a multipurpose recreation center and a travel agency. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, salon and spa services and food and beverage sales.

Avalon does
not
have significant operations located outside the United States and, accordingly, geographical segment information is not
presented. In
2019
and
2018,
no
customer individually accounted for
10%
or more of Avalon’s business segment or consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note
2
). Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income (loss) to consolidated loss before taxes is as follows (in thousands):

	2019	2018
Net operating revenues from:
Waste management services:
External customer revenues	$48,731	$44,535
Intersegment revenues	-	-
Total waste management services	48,731	44,535

Golf and related operations:
External customer revenues	19,626	17,699
Intersegment revenues	61	60
Total golf and related operations	19,687	17,759

Segment operating revenues	68,418	62,294
Intersegment eliminations	(61)	(60)
Total net operating revenues	$68,357	$62,234

Income (loss) before income taxes:
Waste management services	$4,423	$661
Golf and related operations	(803)	(4)
Segment income (loss) before taxes	3,620	657
Corporate interest expense	(770)	(626)
Corporate other income (expense), net	64	19
General corporate expenses	(3,289)	(3,139)
Loss before income taxes	$(375)	$(3,089)

Depreciation and amortization expense:
Waste management services	$59	$541
Golf and related operations	2,330	2,200
Corporate	133	136
Total depreciation and amortization expense	$2,522	$2,877

Interest expense:
Waste management services	$3	$4
Golf and related operations	64	45
Corporate	770	626
Total interest expense	$837	$675

Impairment of property and equipment
Waste management services	$-	$3,261
Golf and related operations	-	-
Corporate	-	-
Total interest expense	$-	$3,261

	2019	2018
Capital expenditures:
Waste management services	$182	$64
Golf and related operations	7,536	3,771
Corporate	204	35
Total capital expenditures	$7,922	$3,870

Total assets:
Waste management services	$31,574	$27,383
Golf and related operations	55,369	48,074
Corporate	58,638	47,394
Subtotal	145,581	122,851
Elimination of intersegment receivables	(66,417)	(58,082)
Total assets	$79,164	$64,769

In comparing the total assets at
December 31, 2019
with those at
December 31, 2018,
the increase in the total assets of the waste management services segment of
$4.2
million is primarily a result of an increase in intersegment transactions, which are eliminated in consolidation, and to a lesser extent, the right-of-use assets relating to operating leases partially offset by a decrease in accounts receivable. The increase in total assets of the golf and related operations segment of
$7.3
million was primarily due to capital expenditures related to the expansion of The Grand Resort, the real property acquired relating to New Castle Country Club and the right-of-use assets related to operating leases, partially offset by current year depreciation on property and equipment. The increase in corporate total assets of approximately
$11.2
million is primarily due to an increase in restricted cash received in conjunction with our New Term Loan Agreement and an increase intersegment transactions, which are eliminated in consolidation.